Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	NATIONAL COMMERCE CORPORATION
Entity Central Index Key	0001609951
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company